Notes to the Balance Sheet - Summary of Amortization of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization Expenses [Line Items]
Amortization Charge for the Year	€ 3,623	€ 16,212	€ 3,131
Cost Of Sales [Member]
Amortization Expenses [Line Items]
Amortization Charge for the Year	2,312	963	0
Research and development [member]
Amortization Expenses [Line Items]
Amortization Charge for the Year	1,272	1,258	1,444
Impairment Loss of Intangible Assets and Goodwill	13	13,969	1,639
Selling [member]
Amortization Expenses [Line Items]
Amortization Charge for the Year	2	5	11
General and administrative [member]
Amortization Expenses [Line Items]
Amortization Charge for the Year	€ 24	€ 17	€ 37